UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRB Management, L.P.
Address: 300 Crescent Court
         Suite 1111
         Dallas, Texas  75201

13F File Number:  28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven R. Becker
Title:     Manager of BC Advisors, L.L.C., General Partner
Phone:     214.756.6016

Signature, Place, and Date of Signing:

     Steven R. Becker     Dallas, Texas     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $61,500 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVIDENTITY CORP             COM              00506P103      386   167231 SH       SOLE                   167231
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105      954   276500 SH       SOLE                   276500
ALPHATEC HOLDINGS INC          COM              02081G102     6309  1306287 SH       SOLE                  1306287
AUTOBYTEL INC                  COM              05275N106     6798  3577950 SH       SOLE                  3577950
BROADPOINT SECURITIES GRP IN   COM              11133V108     2466   974676 SH       SOLE                   974676
CALIPER LIFE SCIENCES INC      *W EXP 08/10/201 130872112      222   236330 SH       SOLE                   236330
CHEROKEE INTL CORP             COM              164450108      130    66625 SH       SOLE                    66625
CONCURRENT COMPUTER CORP NEW   COM              206710204      527   775240 SH       SOLE                   775240
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202      219   214910 SH       SOLE                   214910
DUSA PHARMACEUTICALS INC       COM              266898105     3565  1764964 SH       SOLE                  1764964
ENDWAVE CORP                   COM NEW          29264A206      722   113406 SH       SOLE                   113406
GLU MOBILE INC                 COM              379890106     1758   374750 SH       SOLE                   374750
HIRERIGHT INC                  COM              433538105     2683   297760 SH       SOLE                   297760
INVENTURE GROUP INC            COM              461214108     5616  2766597 SH       SOLE                  2766597
KINTERA INC                    COM              49720P506      699  1109749 SH       SOLE                  1109749
LCC INTERNATIONAL INC          CL A             501810105     4500  1343283 SH       SOLE                  1343283
RADVISION LTD                  ORD              M81869105     1351   195500 SH       SOLE                   195500
RETAIL VENTURES INC            COM              76128Y102     1476   287660 SH       SOLE                   287660
SALARY COM INC                 COM              794006106      380    58922 SH       SOLE                    58922
SENORX INC                     COM              81724W104     1867   255700 SH       SOLE                   255700
SOUNDBITE COMMUNICATIONS INC   COM              836091108     1670   414400 SH       SOLE                   414400
STRATEGIC DIAGNOSTICS INC      COM              862700101     8366  2150739 SH       SOLE                  2150739
THERMAGE INC                   COM              88343R101     1664   521709 SH       SOLE                   521709
U.S. AUTO PARTS NETWORK INC    COM              90343C100     4536  1299747 SH       SOLE                  1299747
WESTELL TECHNOLOGIES INC       CL A             957541105     2056  1223936 SH       SOLE                  1223936
WORLD HEART CORP               COM PAR $0.001   980905301      403   544110 SH       SOLE                   544110
YOUBET COM INC                 COM              987413101      177   206016 SH       SOLE                   206016